EMPLOYEE BENEFIT PLAN (Tables)	12 Months Ended
Dec. 26, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Company Contributions
Company contributions to the 401(k) plan were as follows (in thousands):

	Successor			Predecessor
	For the fiscal year ended		For the period September 8, 2012 through December 28, 2012	For the period December 31, 2011 through September 7, 2012
	December 26, 2014	December 27, 2013
Company contributions	$1,457	$1,384	$371	$819